Variant Alternative Income Fund

Consolidated Schedule of Investments

January 31, 2024 (Unaudited)

	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Cost / Principal	Fair Value	Percent of Net Assets
Investments in private investment companies - 24.2%
Litigation Finance
EAJF ESQ FUND L.P. ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	5/26/2022	-	$35,000,000	$40,354,426	1.3
Equal Access Justice Fund L.P. ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	3/30/2021	-	45,000,000	52,960,333	1.8
Series 4 -Virage Capital Partners L.P. ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	9/1/2018	-	804,190	1,549,088	0.1
Series 6 - Virage Capital Partners L.P. ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	10/31/2019	-	16,000,000	24,078,524	0.8
Virage Recovery Fund (Cayman) L.P. ⁽ᶠ⁾	-	-	-	152,590	8/6/2019	-	15,286,170	13,403.548	0.4
							112,090,360	132,345,919	4.4
Portfolio Finance
C L Levi Co-Invest, L.P. ⁽ᵉ⁾⁽ᶠ⁾⁽ᵛ⁾	-	-	-	-	6/27/2022	-	11,972,880	14,352,100	0.5
Crestline Portfolio Financing Fund II (US), L.P. ⁽ᵉ⁾⁽ᶠ⁾⁽ᵛ⁾	-	-	-	-	8/26/2021	-	2,111,621	2,586,349	0.1
Crestline Portfolio Financing Fund Offshore B, L.P. and Subsidiary ⁽ᵉ⁾⁽ᶠ⁾⁽ᵛ⁾	-	-	-	-	4/25/2018	-	437,427	768,252	0.0
Crestline Praeter, L.P. - Zoom ⁽ᵉ⁾⁽ᶠ⁾⁽ᵛ⁾	-	-	-	-	12/26/2019	-	2,826,366	4,284,311	0.1
RIVER HORSE HOLDINGS II L.P. ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	1/6/2023	-	3,600,000	4,032,000	0.1
							20,948,294	26,023,012	0.8
Real Estate Debt
Oak Harbor Capital NPL VII, LLC ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	3/1/2019	-	6,272,269	7,265,157	0.2
Setpoint Residential Fintech Fund L.P. ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	2/4/2022	-	16,830,000	16,422,711	0.6
Setpoint Residential Fintech Fund II L.P. ⁽ᵉ⁾⁽ᶠ⁾⁽ᵛ⁾	-	-	-	-	8/17/2023	-	5,300,088	5,259,736	0.2
							28,402,357	28,947,604	1.0
Real Estate Equity
Montreux Healthcare Fund PLC ⁽ᶠ⁾⁽ᵗ⁾	-	-	-	48,220	2/1/2018	-	63,438,714	84,308,848	2.8
Prime Storage Fund II (Cayman), L.P. ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	11/20/2017	-	996,147	1,537,772	0.1
							64,434,861	85,846,620	2.9
Royalties
MEP Capital II, L.P. ⁽ᵉ⁾⁽ᶠ⁾⁽ᵛ⁾	-	-	-	-	11/27/2020	-	6,880,702	8,098,852	0.3
MEP Capital II, L.P. - Co-investment Sound Royalties ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	8/3/2021	-	2,000,000	2,693,800	0.1
MEP Capital III, L.P. ⁽ᵉ⁾⁽ᶠ⁾⁽ᵛ⁾	-	-	-	-	11/1/2021	-	20,667,048	21,788,257	0.7
MEP Capital III, L.P. - Co-investment CultureWorks ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	11/3/2021	-	-	20,669	0.0
MEP Capital III, L.P. - NGL ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	3/24/2022	-	7,750,000	8,223,384	0.3
MEP Capital Fund IV L.P. ⁽ᵉ⁾⁽ᶠ⁾⁽ᵛ⁾	-	-	-	-	11/30/2023	-	3,803,314	3,770,308	0.1
							41,101,064	44,595,270	1.5
Secondaries
Black Forest Structured Lending Fund ⁽ᶠ⁾⁽ᵛ⁾	-	-	-	3,728	12/30/2022	-	3,685,091	3,213,286	0.1
CAMPBELL OPPORTUNITY TIMBER FUND-A, L.P. ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	11/1/2021	-	-	542,951	0.0
Drawbridge Special Opportunities Fund L.P. ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	10/19/2023	-	5,073,658	6,056,113	0.2
North Haven Offshore Infrastructure Partners A L.P. ⁽ᵉ⁾⁽ᶠ⁾⁽ᵛ⁾	-	-	-	-	7/18/2019	-	1,566,729	1,611,784	0.1
PWP Asset Based Income ASP Fund ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	3/29/2019	-	916,560	729,460	0.0
Taiga Special Opportunities L.P. ⁽ᶠ⁾	-	-	-	19,826,721	4/22/2022	-	14,044,909	19,175,957	0.6
Taiga Special Opportunities L.P. ⁽ᶠ⁾	-	-	-	9,715,501	12/29/2023	-	8,551,782	10,513,228	0.3
Thor Urban Property Fund II, Inc. ⁽ᶠ⁾⁽ᵛ⁾	-	-	-	35,695	12/30/2019	-	4,161,214	235,639	0.0
							37,999,943	42,078,418	1.3
Specialty Finance
ATALAYA EQUIPMENT LEASING FEEDER EVERGREEN L.P. ⁽ᵉ⁾⁽ᶠ⁾⁽ᵛ⁾	-	-	-	-	5/23/2022	-	34,765,449	35,163,617	1.2
BSRF Tax-Exempt LLC ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	5/17/2022	-	20,000,000	19,700,759	0.6
CoVenture - Amzn Credit Opportunities Fund L.P. ⁽ᵉ⁾⁽ᶠ⁾⁽ᵛ⁾	-	-	-	-	3/11/2021	-	30,573,720	29,321,995	1.0
CoVenture - No1 Credit Opportunities Fund LLC ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	12/12/2019	-	1,000,000	1,007,933	0.0
CoVenture - No1 Credit Opportunities Fund LLC (A-2 Series) ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	2/5/2021	-	3,000,000	3,025,616	0.1
CoVenture - No1 Credit Opportunities Fund LLC (A-3 Series) ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	7/12/2021	-	7,500,000	7,574,613	0.3
CoVenture Credit Opportunities Partners Fund L.P. ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	2/28/2020	-	20,000,000	20,161,896	0.7
DelGatto Diamond Fund QP, L.P. ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	10/3/2019	-	18,750,000	27,421,244	0.9
OHP II L.P. Class B ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	3/7/2019	-	-	456,563	0.0
OHPC L.P. ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	5/27/2021	-	11,206,083	11,406,240	0.4
RIVONIA ROAD FUND L.P. ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	7/29/2022	-	10,000,000	11,465,234	0.4
Silverview Special Situations Lending Onshore Fund L.P. ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	10/19/2021	-	9,150,287	10,763,230	0.4
Sound Point Discovery Fund LLC ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	3/31/2022	-	5,000,000	5,896,090	0.2
SP TECHNOLOGY PAYMENTS II, LLC ⁽ᵉ⁾⁽ᶠ⁾⁽ᵛ⁾	-	-	-	-	11/10/2022	-	4,740,000	5,277,010	0.2
Turning Rock Fund I L.P. ⁽ᵉ⁾⁽ᶠ⁾⁽ᵛ⁾	-	-	-	-	11/29/2019	-	2,814,504	4,130,216	0.1
Turning Rock Fund II L.P. ⁽ᵉ⁾⁽ᶠ⁾⁽ᵛ⁾	-	-	-	-	11/29/2021	-	15,587,016	16,310,956	0.5
Upper90 Fund III, L.P. ⁽ᵉ⁾⁽ᶠ⁾⁽ᵛ⁾	-	-	-	-	7/28/2022	-	1,579,235	1,539,261	0.1
							195,666,294	210,622,473	7.1
Transportation Finance
Aero Capital Solutions Fund, L.P. ⁽ᵉ⁾⁽ᶠ⁾⁽ᵛ⁾	-	-	-	-	1/17/2019	-	954,672	917,929	0.0
Aero Capital Solutions Fund II, L.P. ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	9/16/2019	-	20,821,681	38,280,907	1.3
Aero Capital Solutions Feeder Fund III, L.P. ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	9/13/2021	-	35,000,000	49,340,476	1.6
Aero Capital Solutions Feeder Fund IV, L.P. ⁽ᵉ⁾⁽ᶠ⁾⁽ᵛ⁾	-	-	-	-	8/28/2023	-	11,496,398	11,928,246	0.4
Hudson Transport Real Asset Fund L.P. ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	8/31/2018	-	836,720	1,085,755	0.0
ITE Rail Fund, L.P. ⁽ᵉ⁾⁽ᶠ⁾⁽ᵛ⁾	-	-	-	-	5/25/2022	-	25,000,000	25,640,215	0.9
American Rivers Fund, LLC ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	5/2/2019	-	22,972,826	28,627,170	1.0
							117,082,297	155,820,698	5.2
Total investments in private investment companies							617,725,470	726,280,014	24.2

Investments in credit facilities - 63.1%
Litigation Finance
888 FUND I LLC ⁽ᵇ⁾⁽ᵒ⁾	14.00%	-	-	-	4/18/2022	4/18/2025	76,238,826	76,238,826	2.5
CAGE HEALTH LLC ⁽ᵇ⁾⁽ᵒ⁾⁽ᵛ⁾	16.50%	-	-	-	8/28/2023	8/25/2025	2,485,049	2,485,049	0.1
Experity Ventures, LLC ⁽ᵇ⁾⁽ᵛ⁾	16.00%	-	-	-	11/10/2021	11/10/2026	24,849,685	24,849,685	0.8
Kerberos Capital Management SPV I LLC ⁽ᵇ⁾⁽ᵒ⁾	17.00%	-	-	-	10/7/2019	8/16/2024	56,086,611	56,086,611	1.9
Kerberos Capital Management SPV I LLC (Luckett) ⁽ᵇ⁾⁽ᵒ⁾	19.00%	-	-	-	1/29/2020	8/16/2024	8,282,200	8,282,200	0.3
Kerberos Capital Management SPV I LLC (Pulvers) ⁽ᵇ⁾⁽ᵒ⁾	12.00%	-	-	-	10/7/2019	8/16/2024	11,974,267	11,974,267	0.4
KERBEROS CAPITAL MANAGEMENT SPV V, LLC ⁽ᵇ⁾⁽ᵒ⁾	15.00%	-	-	-	5/17/2022	5/17/2026	23,623,258	23,623,258	0.8
Legal Capital Products, LLC ⁽ᵃ⁾⁽ᵇ⁾⁽ᶜ⁾⁽ᵛ⁾	14.34%	30 Day Avg. SOFR	9.00%	-	10/7/2021	10/7/2026	38,253,841	38,253,841	1.3
Nighthawk Borrower SPV, LLC ⁽ᵃ⁾⁽ᵇ⁾⁽ᶜ⁾⁽ᵛ⁾	14.59%	30 Day Avg. SOFR	9.25%	-	8/30/2023	8/30/2026	16,116,189	16,116,189	0.5
RL SPV, LLC ⁽ᵇ⁾⁽ᶜ⁾⁽ᵛ⁾	15.84%	30 Day Avg. SOFR	10.50%	-	7/13/2023	7/13/2028	5,350,000	5,350,000	0.2
SCPFL I, LLC ⁽ᵇ⁾⁽ᵒ⁾⁽ᵛ⁾	10.00%	-	-	-	4/21/2023	12/16/2026	106,447,616	106,447,616	3.5
STENO AGENCY FUNDING I, LLC ⁽ᵇ⁾⁽ᶜ⁾⁽ⁿ⁾⁽ᵛ⁾	16.35%	1 Month CME Term SOFR	11.00%	-	11/12/2021	10/28/2024	5,487,956	5,487,956	0.2
Stifel Syndicated Credit LLC ⁽ᵇ⁾⁽ᵒ⁾	20.00%	-	-	-	8/15/2022	6/15/2026	5,131,513	5,131,513	0.2
STRATFORD CRESSON MT2, LLC ⁽ᵇ⁾⁽ᶜ⁾⁽ᵒ⁾⁽ᵛ⁾	17.34%	30 Day Avg. SOFR	12.00%	-	5/12/2023	1/5/2028	9,675,430	9,675,430	0.3
							390,002,441	390,002,441	13.0
Portfolio Finance
BA Tech Master, L.P. ⁽ᵇ⁾⁽ᵒ⁾	19.50%	-	-	-	10/2/2018	4/1/2024	2,068,760	2,068,760	0.1
Cirrix Finance, LLC ⁽ᵇ⁾⁽ʲ⁾⁽ᵒ⁾	15.00%	-	-	-	11/4/2021	-	8,066,039	8,066,039	0.3
Delgatto Diamond Finance Fund, L.P. ⁽ᵇ⁾	10.50%	-	-	-	5/28/2021	3/28/2025	79,940,000	79,940,000	2.7
Fairway America Fund (VII and VIIQP) L.P. ⁽ᵃ⁾⁽ᵇ⁾⁽ᶜ⁾	10.00%	30 Day Avg. SOFR	6.00%	-	8/7/2020	7/1/2024	7,500,000	7,500,000	0.2
Stage Point Capital, LLC ⁽ᵃ⁾⁽ᵇ⁾⁽ᶜ⁾⁽ᵛ⁾	12.00%	30 Day Avg. SOFR	8.00%	-	9/5/2019	7/31/2024	13,898,082	13,898,082	0.5
Viscogliosi Brothers, LLC ⁽ᵃ⁾⁽ᵇ⁾⁽ᶜ⁾⁽ᵒ⁾	18.36%	1 Month CME Term SOFR	14.00%	-	10/27/2021	10/28/2024	7,295,618	7,295,618	0.2
							118,768,499	118,768,499	4.0
Real Estate Debt
CDMX II Fund, LLC ⁽ᵇ⁾⁽ᵛ⁾	13.00%	-	-	-	12/1/2022	11/30/2027	28,487,956	28,487,956	0.9
CITY CENTRE WEST, LLC ⁽ᵇ⁾⁽ᶜ⁾⁽ᵒ⁾	14.81%	1 Month CME Term SOFR	10.00%	-	10/11/2023	8/30/2026	25,200,210	25,200,210	0.8
Drummond Ross Limited ⁽ᵇ⁾⁽ᵒ⁾	10.00%	-	-	-	1/7/2022	3/15/2024	5,129,323	4,956,370	0.2
Montreux Holdings Limited ⁽ᵇ⁾⁽ᵒ⁾	14.00%	-	-	-	5/22/2023	5/22/2026	36,901,081	38,017,995	1.3
Tailor Ridge REIT, LLC ⁽ᵇ⁾⁽ᶜ⁾⁽ᵛ⁾	10.00%	30 Day Avg. SOFR	6.00%	-	8/18/2021	7/31/2025	12,550,000	12,550,000	0.4
TruNorth Star RTL Co-Invest, LLC ⁽ᵇ⁾⁽ᵒ⁾	13.00%	-	-	-	2/27/2023	2/27/2026	13,954,049	13,954,049	0.5
							122,222,619	123,166,580	4.1
Royalties
ARC LPW I, LLC ⁽ᵇ⁾	13.00%	-	-	-	9/26/2019	10/31/2025	61,589,163	54,471,237	1.8
BEATFUND II, LLC ⁽ᵃ⁾⁽ᵇ⁾⁽ᶜ⁾⁽ᵛ⁾	15.34%	30 Day Avg. SOFR	10.00%	-	11/25/2022	11/25/2025	24,828,647	24,828,647	0.8
CASCADE ENERGY GROUP, LLC ⁽ᵇ⁾⁽ᶜ⁾⁽ᵘ⁾⁽ᵛ⁾	Blended	-	-	-	8/21/2023	7/20/2025	9,006,818	9,029,124	0.3
MARINE STREET, L.P. ⁽ᵇ⁾⁽ᵍ⁾⁽ʰ⁾⁽ᵏ⁾⁽ᵒ⁾⁽ᵛ⁾	Blended	-	-	-	3/22/2022	-	82,780,155	82,780,155	2.8
							178,204,783	171,109,163	5.7
Specialty Finance
5 Core Capital LLC ⁽ᵇ⁾⁽ᶜ⁾⁽ᵛ⁾	14.57%	30 Day Avg. SOFR	9.75%	-	10/28/2020	4/25/2026	13,632,150	13,632,150	0.5
ACMV Factor Finance SPV LLC ⁽ᵇ⁾⁽ᵍ⁾	12.00%	-	-	-	11/24/2021	9/30/2024	32,508,978	32,508,978	1.1
ADVANTECH SERVICIOS FINANCIEROS, SOCIEDAD ANÓNIMA PROMOTORA DE INVERSIÓN DE CAPITAL VARIABLE ⁽ᵇ⁾⁽ᶜ⁾⁽ᵛ⁾⁽ʸ⁾	13.49%	30 Day Avg. SOFR	8.00%	-	11/5/2020	8/13/2026	27,255,000	27,255,000	0.9
Aion Acquisition, LLC ⁽ᵇ⁾⁽ʲ⁾	-	-	-	-	3/31/2021	-	528,216	182,922	0.0
App Academy Financial, LLC ⁽ᵇ⁾⁽ᵛ⁾	12.00%	-	-	-	3/23/2021	2/23/2024	3,973,447	3,973,447	0.1
Art Lending, Inc. (Dart Milano S.R.L 1) ⁽ᵇ⁾⁽ʲ⁾⁽ⁿ⁾	9.50%	-	-	-	4/14/2021	-	13,099,865	12,857,020	0.4
Art Lending, Inc. (Dart Milano S.R.L 2) ⁽ᵇ⁾⁽ʲ⁾⁽ⁿ⁾	8.68%	-	-	-	12/17/2021	-	14,845,445	14,546,042	0.5
Art Lending, Inc. (Procacini S.L. - 1) ⁽ᵇ⁾⁽ʲ⁾⁽ⁿ⁾	10.00%	-	-	-	8/26/2020	-	1,967,917	1,967,917	0.1
Art Lending, Inc. (Procacini S.L. - 2) ⁽ᵇ⁾⁽ʲ⁾⁽ⁿ⁾	9.50%	-	-	-	4/14/2021	-	4,047,827	4,047,827	0.1
Art Money International, Co. ⁽ᵇ⁾⁽ᵒ⁾	8.00%	-	-	-	12/9/2019	5/1/2024	435,000	435,000	0.0
Art Money International, Co. ⁽ᵇ⁾⁽ᶜ⁾⁽ᵛ⁾	15.34%	30 Day Avg. SOFR	10.00%	-	6/12/2018	5/1/2024	5,915,000	5,915,000	0.2
AVISTA COLOMBIA S.A.S ⁽ᵇ⁾⁽ᵍ⁾⁽ᵛ⁾	14.00%	-	-	-	3/29/2021	9/28/2025	10,295,400	10,295,400	0.4
Bandon VAIF, LLC ⁽ᵇ⁾⁽ʲ⁾	12.00%	-	-	-	2/10/2020	-	3,940,865	1,538,420	0.1

Variant Alternative Income Fund

Consolidated Schedule of Investments

January 31, 2024 (Unaudited)

Bandon VAIF, LLC ⁽ᵇ⁾	15.00%	-	-	-	2/15/2022	2/7/2025	82,000	82,000	0.0
BPIIHR HOLDCO, LLC ⁽ᵇ⁾⁽ᵒ⁾	15.00%	-	-	-	11/1/2021	10/28/2026	3,369,627	1,947,101	0.1
BUNDLED UP LLC ⁽ᵇ⁾⁽ᶜ⁾⁽ᵛ⁾	15.84%	30 Day Avg. SOFR	10.50%	-	11/18/2022	10/1/2025	33,884,959	33,884,959	1.1
CDXFI SPECIALTY FINANCE LLC ⁽ᵇ⁾⁽ᵛ⁾	13.25%	-	-	-	9/18/2023	8/25/2026	2,200,000	2,200,000	0.1
CF Holdings II, LLC ⁽ᵇ⁾⁽ᶜ⁾⁽ⁿ⁾⁽ᵛ⁾	15.57%	3 Month CME Term SOFR	11.00%	-	12/28/2021	3/31/2025	4,735,838	4,735,838	0.2
CIBANCO, S.A. INSTITUCIÓN DE BANCA MÚLTIPLE ⁽ᵇ⁾⁽ᵒ⁾⁽ᵛ⁾	14.55%	-	-	-	4/5/2023	3/27/2027	3,820,137	3,820,137	0.1
Coromandel SPV LLC ⁽ᵇ⁾⁽ᵍ⁾⁽ᵛ⁾	10.00%	-	-	-	1/13/2020	7/1/2024	122,297,082	122,297,082	4.1
CRUSOE ENERGY SYSTEMS LLC ⁽ᵃ⁾⁽ᵇ⁾⁽ᵛ⁾	17.00%	-	-	-	9/28/2023	2/28/2027	8,284,235	8,284,235	0.3
ECG BOREAL FUNDING, LLC ⁽ᵇ⁾⁽ᶜ⁾⁽ᵐ⁾⁽ⁿ⁾⁽ᵛ⁾	Blended	-	-	-	12/28/2021	8/30/2024	7,846,154	7,846,154	0.3
Envest (Canada) Holdings Corp. ⁽ᵇ⁾	12.00%	-	-	-	11/30/2022	11/30/2024	20,952,800	20,952,800	0.7
EQUITY LINK, S.A.P.I. DE C.V., SOFOM E.N.R. ⁽ᵇ⁾⁽ᶜ⁾⁽ᵛ⁾	13.34%	30 Day Avg. SOFR	9.50%	-	4/29/2021	7/28/2024	10,530,000	10,530,000	0.4
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust ⁽ᵇ⁾	11.25%	-	-	-	4/14/2021	3/15/2024	7,652,000	6,560,389	0.2
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust ⁽ᵇ⁾	12.00%	-	-	-	9/8/2023	9/8/2024	8,540,492	8,822,594	0.3
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust ⁽ᵇ⁾	12.25%	-	-	-	11/9/2023	11/9/2024	9,944,076	10,324,265	0.3
First Class Securities Pty Ltd as trustee for the Oceana Australian Fixed Income Trust ⁽ᵇ⁾	12.50%	-	-	-	11/9/2023	2/9/2025	9,944,076	10,356,295	0.3
Grupo Olinx, S.A.P.I. de C.V., SOFOM, E.N.R. ⁽ᵇ⁾⁽ᵛ⁾	11.00%	-	-	-	8/12/2021	8/12/2025	9,500,000	9,500,000	0.3
HFP SPV I, LLC ⁽ᵃ⁾⁽ᶜ⁾⁽ⁿ⁾	17.50%	PRIME	9.00%	-	5/17/2023	3/12/2025	60,000,000	60,000,000	2.0
KSPV 2, LLC ⁽ᵇ⁾⁽ᶜ⁾⁽ⁿ⁾⁽ᵛ⁾	13.84%	3 Month CME Term SOFR	12.50%	-	12/28/2021	10/30/2024	4,400,000	4,400,000	0.1
Lima Impact Fund Pte. Ltd ⁽ᵇ⁾⁽ⁿ⁾	11.00%	-	-	-	11/15/2022	3/15/2024	4,000,000	4,000,000	0.1
OSPREY AV I LLC ⁽ᵇ⁾⁽ᵛ⁾	13.25%	-	-	-	6/14/2023	6/12/2026	15,208,625	15,208,625	0.5
OSPREY AV II LLC ⁽ᵇ⁾⁽ᶜ⁾⁽ᵛ⁾	11.34%	30 Day Avg. SOFR	6.00%	-	10/5/2023	8/21/2026	5,610,000	5,610,000	0.2
Payjoy Inc. ⁽ᵇ⁾⁽ⁿ⁾	14.50%	-	-	-	1/13/2021	12/30/2025	10,000,000	10,000,000	0.3
Pier Asset Management LLC (Series 6) ⁽ᵇ⁾⁽ᶜ⁾⁽ⁿ⁾⁽ᵛ⁾	16.57%	SONIA	13.50%	-	2/9/2022	2/10/2024	55,401,513	55,401,513	1.8
SPECIALTY CAPITAL SPV I LLC ⁽ᵇ⁾⁽ᵛ⁾	13.00%	-	-	-	1/12/2024	1/12/2027	20,576,849	20,576,849	0.7
PERCENT US ABS I, LLC ⁽ᵇ⁾⁽ᵛ⁾	13.00%	-	-	-	9/14/2023	9/14/2026	6,945,206	6,945,206	0.2
PT AWAN TUNAI INDONESIA ⁽ᵇ⁾⁽ˣ⁾⁽ʸ⁾⁽ᶻ⁾	Blended	-	-	-	9/9/2020	-	26,500,200	26,500,200	0.9
RAINFOREST LIFE PTE. LTD. ⁽ᵇ⁾⁽ˡ⁾	Blended	-	-	-	8/20/2021	5/15/2024	15,735,368	15,735,368	0.5
RKB BRIDGE SOLUTIONS, LLC ⁽ᵇ⁾⁽ᶜ⁾⁽ᵛ⁾	9.75%	30 Day Avg. SOFR	6.75%	-	4/21/2022	3/31/2025	16,141,224	16,141,224	0.6
Salaryo Capital II LLC ⁽ᵇ⁾⁽ʲ⁾	12.00%	-	-	-	1/30/2020	-	11,750,000	10,650,457	0.4
SEIA Purchasing LLC ⁽ᵇ⁾⁽ᵍ⁾⁽ᵛ⁾	13.00%	-	-	-	10/12/2022	10/12/2024	14,883,532	14,883,532	0.5
ShopUp Pte. Ltd. ⁽ᵇ⁾⁽ⁿ⁾⁽ᵃᶜ⁾	13.00%	-	-	-	6/2/2023	-	20,000,000	20,000,000	0.7
SixPoint Capital Management ⁽ᵇ⁾⁽ᶜ⁾⁽ᵛ⁾	16.35%	1 Month CME Term SOFR	12.00%	-	10/17/2023	10/17/2028	9,600,500	9,600,500	0.3
SPV. Collections LLC ⁽ᵇ⁾⁽ᶜ⁾⁽ᵛ⁾	15.25%	PRIME	7.75%	-	10/31/2022	3/6/2024	20,393,397	20,393,397	0.7
SQUARE KILOMETER CAPITAL SPV LLC, ⁽ᵇ⁾⁽ᶜ⁾⁽ᵛ⁾	16.34%	30 Day Avg. SOFR	11.00%	-	11/9/2022	11/8/2024	9,000,000	9,000,000	0.3
SSC SPV No.1 LLC ⁽ᵇ⁾⁽ᵍ⁾	9.00%	-	-	-	8/9/2019	1/24/2025	76,312,487	76,312,487	2.5
SSL DB WEST LLC ⁽ᵃ⁾⁽ᵇ⁾⁽ᶜ⁾⁽ᵛ⁾	15.34%	30 Day Avg. SOFR	10.00%	-	4/14/2023	4/7/2026	65,173,119	65,173,119	2.2
Star Strong Funding LLC ⁽ᵇ⁾⁽ᵒ⁾	8.00%	-	-	-	2/4/2022	1/6/2025	503,211	503,211	0.0
STAT CAPITAL SPV LLC ⁽ᵇ⁾⁽ᶜ⁾⁽ᵛ⁾	14.57%	30 Day Avg. SOFR	9.75%	-	4/29/2022	4/25/2026	13,000,000	13,000,000	0.4
STEEL RIVER SYSTEMS LLC ⁽ᵇ⁾⁽ⁱ⁾	-	-	-	-	12/22/2022	12/22/2024	2,976,370	2,976,370	0.1
STRIDE ALTERNATIVE EDUCATION FUND 1 ⁽ᵇ⁾	14.00%	-	-	-	6/13/2022	6/10/2029	6,818,000	5,908,933	0.2
TCM Card LLC ⁽ᵇ⁾⁽ⁿ⁾	13.50%	-	-	-	5/1/2023	11/30/2024	500,000	500,000	0.0
TCM Produce LLC ⁽ᵇ⁾⁽ⁿ⁾	14.00%	-	-	-	5/19/2021	12/31/2024	10,295,000	10,295,000	0.3
Terra Payment Services (Mauritius) ⁽ᵇ⁾⁽ⁿ⁾	10.75%	-	-	-	1/10/2022	12/16/2024	2,857,143	2,857,143	0.1
Vantage Borrower SPV I LLC ⁽ᵇ⁾⁽ᵒ⁾	12.00%	-	-	-	9/11/2020	4/30/2024	3,000,000	3,000,000	0.1
Wallace Management Co. LLC ⁽ᵇ⁾⁽ᶜ⁾	18.34%	30 Day Avg. SOFR	13.00%	-	9/8/2022	6/30/2024	11,768,380	11,768,380	0.4
Watu Holdings Ltd ⁽ᵇ⁾⁽ⁿ⁾	14.00%	-	-	-	4/11/2022	5/7/2026	10,000,000	10,000,000	0.3
Zanifu Limited ⁽ᵇ⁾⁽ᶜ⁾⁽ᵛ⁾	18.34%	30 Day Avg. SOFR	13.00%	-	4/18/2023	4/17/2026	883,924	883,924	0.0
							926,262,634	919,524,410	30.6
Trade Finance
MEDTRADE CAPITAL LLC ⁽ᵇ⁾⁽ⁱ⁾⁽ᵒ⁾	-	-	-	-	4/30/2022	7/31/2025	119,678,494	113,999,566	3.8
Octagon Asset Management, LLC - (Deal: Tru Grit 7) ⁽ᵇ⁾⁽ᵒ⁾⁽ⁱ⁾	-	-	-	-	3/9/2021	3/7/2024	22,729,620	22,729,620	0.7
							142,408,114	136,729,186	4.5
Transportation Finance
Inclusion South Africa Proprietary Limited ⁽ᵇ⁾⁽ᶜ⁾⁽ⁿ⁾	17.85%	1 Month CME Term SOFR	12.50%	-	9/27/2022	9/23/2025	17,801,250	17,801,250	0.6
RANGER HILL RUN LLC ⁽ᵇ⁾⁽ᵛ⁾	14.00%	-	-	-	12/15/2023	12/15/2026	7,068,985	7,068,985	0.2
							24,870,235	24,870,235	0.8
Warehouse Facilities
edly WH Investors 2019-1, LLC ⁽ᵇ⁾⁽ᵛ⁾	12.00%	-	-	-	10/9/2019	3/7/2024	9,582,541	9,582,541	0.3
Homelight Homes Real Estate, LLC ⁽ᵇ⁾	13.50%	-	-	-	10/8/2020	5/28/2025	3,839,099	3,839,099	0.1
							13,421,640	13,421,640	0.4
Total investments in credit facilities							1,916,160,965	1,897,592,154	63.1

Investments in special purpose vehicles - 6.6%
Litigation Finance
YS Law Firm Financing VII ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	4/5/2018	-	233,133	347,773	0.0
BR AB, LLC ⁽ᵇ⁾⁽ᵉ⁾⁽ᵒ⁾	-	-	-	-	8/24/2023	-	2,220,000	2,220,000	0.1
							2,453,133	2,567,773	0.1
Real Estate Debt
CDMX DEBT FUND, LLC ⁽ᵇ⁾⁽ᵉ⁾	-	-	-	-	4/25/2022	-	18,268,045	20,743,507	0.6
Monticello Funding, LLC Series BTH 48 ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	7/23/2021	-	2,246,959	2,278,294	0.1
Monticello Funding, LLC Series BTH 49 ⁽ᵉ⁾⁽ᶠ⁾⁽ᵛ⁾	-	-	-	-	8/16/2021	-	828,165	838,454	0.0
Monticello Funding, LLC Series BTH 54 ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	12/17/2021	-	1,990,161	2,015,391	0.1
Monticello Funding, LLC Series BTH 55 ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	12/17/2021	-	2,500,000	2,531,443	0.1
Monticello Funding, LLC Series BTH 56 ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	12/17/2021	-	5,841,510	5,909,002	0.2
Monticello Structured Products, LLC Series SH-62 ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	5/6/2022	-	800,000	811,019	0.0
Monticello Structured Products, LLC Series SH-71 ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	9/5/2023	-	1,000,000	1,010,304	0.0
							33,474,840	36,137,414	1.1
Real Estate Equity
PHX Industrial Portfolio AMP SPV, LLC ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	12/20/2021	-	6,100,860	8,417,573	0.4
CX LIVELY INDIGO RUN DEPOSITOR, LLC ⁽ᵇ⁾⁽ᵉ⁾	-	-	-	-	5/9/2022	-	6,819,690	4,800,990	0.1
CX Midwest Industrial Logistics Depositor, LLC ⁽ᵇ⁾⁽ᵉ⁾	-	-	-	-	6/24/2022	-	9,235,000	8,695,011	0.3
CX Mode at Hyattsville Depositor, LLC ⁽ᵇ⁾⁽ᵉ⁾	-	-	-	-	10/18/2022	-	9,748,995	9,748,995	0.3
CX Owings Mills Multifamily Depositor, LLC ⁽ᵇ⁾⁽ᵉ⁾	-	-	-	-	7/12/2022	-	9,860,000	7,639,470	0.3
CX Residences at Congressional Village Depositor, LLC ⁽ᵇ⁾⁽ᵉ⁾	-	-	-	-	6/27/2022	-	8,865,000	8,697,139	0.3
CX Station at Clift Farm Depositor, LLC ⁽ᵇ⁾⁽ᵉ⁾	-	-	-	-	12/27/2021	-	7,947,300	6,316,961	0.2
							58,576,845	54,316,139	1.9
Royalties
Round Hill Music Carlin Coinvest, L.P. ⁽ᵈ⁾⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	10/1/2017	-	929,104	1,407,623	0.1

Specialty Finance
Cirrix Investments, LLC ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	1/27/2022	-	5,000,000	5,995,297	0.2
Lendable SPC (behalf of Segregated Investment Vehicle 1) ⁽ᵉ⁾⁽ᶠ⁾	-	-	-	-	7/31/2020	-	102,900,000	97,506,792	3.2
							107,900,000	103,502,089	3.4
Transportation Finance
Vessel Deconstruction I ⁽ᵇ⁾⁽ᵉ⁾	-	-	-	-	6/26/2018	-	500,000	200,000	0.0

Total investments in special purpose vehicles							203,833,922	198,131,038	6.6

Investments in direct equities - 0.2%
Specialty Finance
Aion Financial - Equity ⁽ᵇ⁾	-	-	-	219,200	3/31/2021	-	22	34,913	0.0
INTERNEX CAPITAL LLC ⁽ᵇ⁾	-	-	-	359,701	4/1/2022	-	1,250,000	1,250,000	0.0
Preteur Inc. ⁽ᵇ⁾⁽ʷ⁾	-	-	-	400,000	3/28/2023	-	-	2,000,000	0.1
STAR STRONG FUNDING LLC ⁽ᵇ⁾	-	-	-	-	4/27/2022	-	348,000	1,851,219	0.1
							1,598,022	5,136,132	0.2
Transportation Finance
Inclusion South Africa Proprietary Limited ⁽ᵇ⁾⁽ᵖ⁾⁽ʷ⁾	-	-	-	-	9/27/2022	-	-	57,574	0.0

Total investments in direct equities							1,598,022	5,193,706	0.2

Investments in warrants - 0.1%
Litigation Finance
KERBEROS CAPITAL MANAGEMENT SPV V, LLC (b)(q)(w)	-	-	-	-	5/17/2022	-	-	2,845,599	0.1

Specialty Finance
Art Money International, Co. - Convertible Shares ⁽ᵇ⁾⁽ʷ⁾⁽ᵃᵃ⁾	-	-	-	-	11/5/2021	-	-	59,661	0.0
Coromandel Capital LLC ⁽ᵇ⁾⁽ʷ⁾⁽ᵃᵇ⁾	-	-	-	-	9/8/2021	-	-	268,297	0.0
RAINFOREST LIFE PTE. LTD. ⁽ᵇ⁾⁽ʳ⁾⁽ʷ⁾	-	-	-	-	8/20/2021	-	-	791,196	0.0
Vantage Borrower SPV I LLC ⁽ᵇ⁾⁽ˢ⁾⁽ʷ⁾	-	-	-	29,206	1/27/2021	-	-	509,659	0.0
							-	1,628,813	0.0
Total investments in warrants							-	4,474,412	0.1

Investments in money market instruments - 2.6%
GS Financial Square Government Fund, Institutional Shares (a)(ad)	5.22%	-	-	78,977,531	-	-	78,977,531	78,977,531	2.6
Total investments in money market instruments							78,977,531	78,977,531	2.6

Total Investments (cost $2,818,295,910)								$2,910,648,855	96.8
Other assets less liabilities								95,728,475	3.2
Net Assets								$3,006,377,330	100.0

Variant Alternative Income Fund

Consolidated Schedule of Investments

January 31, 2024 (Unaudited)

FUTURES CONTRACTS

	Expiration Date	Number of Contracts Long (Short)	Notional Value	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Foreign Exchange Futures
CME Australian Dollar	Mar 2024	(569)	(37,551,785)	(37,582,450)	(30,665)
CME British Pound	Mar 2024	(619)	(48,531,540)	(49,191,156)	(659,616)
CME Euro Dollar	Mar 2024	(36)	(4,856,342)	(4,887,225)	(30,883)
CME Mexican Peso	Mar 2024	(714)	(20,217,196)	(20,652,450)	(435,254)
TOTAL FUTURES CONTRACTS			$(111,156,863)	$(112,313,281)	$(1,156,418)

See accompanying Notes to Consolidated Financial Statements.

Investment Abbreviations:

SOFR - Secured Overnight Financing Role

CME - Chicago Mercantile Exchange

PRIME - Prime Lending Rate

SONIA - Sterling Overnight Index Average

(a)	Security serves as collateral for the Fund’s revolving credit facility, when in use during the year.
(b)	Value was determined using significant unobservable inputs.
(c)	Variable rate security. Rate shown is the rate in effect as of 1/31/2024.
(d)	100% of this special purpose vehicle is invested in one music catalog.
(e)	Private investment company or special purpose vehicle does not issue shares or units.
(f)	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(g)	This investment is structured with a profit sharing component.
(h)	Security has a blended interest rate of 8.50% and 9.00% based on underlying collateral.
(i)	The security is structured as profit sharing agreement subject to a preferred return.
(j)	Security is in winddown with no specific maturity date.
(k)	Variable maturity dates maturing through 9/30/2025.
(l)	Security has a blended interest rate of 14.00% for draws up to $13,000,500 and 12.70% for draws above $13,000,500.
(m)	Security has a blended interest rate of 3 Month CME Term SOFR plus 10.00% for 85% advance rates and 3 Month CME Term SOFR plus 13.00% for 90% advance rates.
(n)	This investment was made through a participation.
(o)	The security is PIK interest. This indicates that interest accrued within a period may be capitalized into the principal balance of the security or interest is collected periodically with no specific terms.
(p)	This investment is a grant. The grant can be exercised at 200 EUR when an equity investment is made by the participation through Rivonia Road Capital, LLC.
(q)	This warrant's expiration date is on the tenth anniversary of its date of issue (5/17/2022). The exercise price is $0.01.
(r)	This warrant's expiration date is on the tenth anniversary of its effective date (7/13/2021). The exercise price is $0.01.
(s)	This warrant's expiration date is on the tenth anniversary of its initial vest date (5/1/2020). The exercise price is $0.01.
(t)	This security has a component that resembles a synthetic put, which has a 14% return floor.
(u)	This security has a blended interest rate of 10.75% plus 30 Day Avg. SOFR (with a 1% Floor and 5% Ceiling) for draws before 8/14/2023 and 9.75% plus 30 Day Avg. SOFR (with a 1% Floor and 5% Ceiling) for draws on or after 8/14/2023.
(v)	This investment has been commited to but has not been fully funded by the Fund as of 1/31/2024.
(w)	This investment was acquired at zero cost through the structuring of another security.
(x)	This security has a blended interest rate of 5.00% for draws up to $22,500,200 and 6.00%for draws up to $4,000,000.
(y)	The Fund receives a management or agent fee from this security.
(z)	Variable maturity dates maturing through 10/31/2024.
(aa)	This warrant's expiration date is associated with the maturity date of security Art Money International, Co. dated 12/9/2019. The exercise price is calculated by dividing the sum of the pre-money valuation cap plus the gross amount of equity financing received by the number of issued and outstanding shares of Art Money International, Co.
(ab)	This warrant's expiration date is on the tenth anniversary of its effective date (1/7/2020). The exercise price is $1.00.
(ac)	Variable maturity dates maturing through 8/8/2024.
(ad)	Rate listed is the 7-day effective yield at 1/31/2024.

Variant Alternative Income Fund

Portfolio Allocation (Unaudited)

January 31, 2024 (Unaudited)

Investment Type as a percentage of Total Net Assets As Follows

Security Type/Sector	Percent of Total Net Assets
Credit Facilities	63.1%
Private Investment Companies	24.2%
Special Purpose Vehicles	6.6%
Short-Term Investments	2.6%
Direct Equities	0.2%
Warrants	0.1%
Total Investments	96.8%
Other assets less liabilities	3.2%
Total Net Assets	100.0%

The accompanying notes are an integral part of these Consolidated Financial Statements.

Variant Alternative Income Fund

Notes to Consolidated Financial Statements

January 31, 2024

1. Valuation of Investments

The Fund calculates its NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments at fair value. The Board has delegated the day-to-day responsibility for fair value determinations in accordance with the Valuation Procedures to the Investment Manager (the “Valuation Designee”), subject to oversight by the Board.

Short-term securities, including bonds, notes, debentures and other debt securities, such as certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks, with maturities of 60 days or less, for which reliable market quotations are readily available shall each be valued at current market quotations as provided by an independent pricing service or principal market maker. Money market funds will be valued at NAV.

For equity, equity related securities, and options that are freely tradable and listed on a securities exchange or over-the-counter market, the Fund fair values those securities at their last sale price on that exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Fund will use the price from the exchange that it considers to be the principal exchange on which the security is traded. Securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or over-the-counter market on such day, the security will be valued at the mean between the last bid price and last ask price on such day.

Fixed income securities (i.e. credit facilities, other than the short-term securities as described above) shall be valued by (a) using readily available market quotations based upon the last updated sale price or a market value from an approved pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics or (b) by obtaining a direct written broker- dealer quotation from a dealer who has made a market in the security. If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager not to reflect the market value, the Valuation Designee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Variant Alternative Income Fund

Notes to Consolidated Financial Statements

January 31, 2024 (continued)

Prior to investing in any private investment companies or special purpose vehicles (collectively, “Underlying Funds”), the Investment Manager will conduct an initial due diligence review of the valuation methodologies utilized by the Underlying Fund, which generally shall be based upon readily observable market values when available, and otherwise utilize principles of fair value that are reasonably consistent with those used by the Fund for valuing its own investments. Subsequent to investment in an Underlying Fund, the Investment Manager will monitor the valuation methodologies used by each Underlying Fund. The Fund values its interests in Underlying Funds using the NAV provided by the managers of the Underlying Funds and/ or their agents. These valuations involve significant judgment by the managers of the Underlying Funds and may differ from their actual realizable value. Under certain circumstances, the Valuation Designee may modify the managers’ valuations based on updated information received since the last valuation date. The Valuation Designee may also modify valuations if the valuations are deemed to not fully reflect the fair value of the investment. Valuations will be provided to the Fund based on interim unaudited financial records of the Underlying Funds, and, therefore, will be estimates and may fluctuate as a result. The Board, the Investment Manager and the Valuation Designee may have limited ability to assess the accuracy of these valuations.

In circumstances in which market quotations are not readily available or are deemed unreliable, or in the case of the valuation of private, direct investments, such investments may be valued as determined in good faith using Valuation Procedures approved by the Board. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Valuation Designee of any information or factors deemed appropriate. The Valuation Designee may engage third party valuation consultants on an as-needed basis to assist in determining fair value.

Fair valuation involves subjective judgments, and there is no single standard for determining the fair value of an investment. The fair value determined for an investment may differ materially from the value that could be realized upon the sale of the investment. Fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investment. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s NAV if the judgments of the Valuation Designee regarding appropriate valuations should prove incorrect.

Written Options

The Fund may write call and put options. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Foreign Currency Exchange Future Contracts

The Fund may utilize foreign currency future contracts (“contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these contracts are major U.S. financial institutions. As of January 31, 2024, the Fund had one-thousand nine hundred thirty-eight outstanding forward currency contracts sold short. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.

Variant Alternative Income Fund

Notes to Consolidated Financial Statements

January 31, 2024 (continued)

The Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that might be realized in trading could be eliminated by adverse changes in the exchange rate, or a loss could be incurred as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

Engaging in these transactions involves risk of loss, which could adversely affect the value of the Fund’s net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

2. Fair Value of Investments

(a) Fair value - Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in private investment companies measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

Variant Alternative Income Fund

Notes to Consolidated Financial Statements

January 31, 2024 (continued)

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

(b) Fair Value – Valuation Techniques and Inputs

When determining fair value, the Fund uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

Investments in Private Investment Companies

The Fund values private investment companies using the NAV’s provided by the underlying private investment companies as a practical expedient. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the private investment companies provide for compensation to the managers in the form of fees ranging from 0% to 2.75% annually of net assets and performance incentive allocations or fees ranging from 0% to 35% on net profits earned.

Investments in Special Purpose Vehicles

Special purpose vehicles (“SPV”) consist of an investment by the Fund in an entity that invests directly or indirectly in a note secured by expected value of contingency fees received from future case settlements, real estate, specialty finance investments, and royalties. The debt offerings are short-term in nature and carry a fixed interest rate. During the nine months ended January 31, 2024, the Investment Manager determined there were minimal credit impairments. Investments in SPV are generally measured based on NAV as a practical expedient, while others are categorized in Level 3 of the fair value hierarchy.

Investments in Credit Facilities

The Fund has invested in credit facilities that are either secured by the borrower’s assets or are unsecured in nature. The credit facilities have been made directly or through participation with private investment or operating companies. The investments in credit facilities will generally be held at cost subject to certain revisions, such as (i) a material change in interest rates for similar notes or (ii) if the Investment Manager becomes aware of a fundamental change that has not been reflected in the cost. The Fund has determined to value its investments in credit facilities generally at cost although some are above or below cost as of January 31, 2024. Investments in credit facilities are categorized in Level 3 of the fair value hierarchy.

Investments in Direct Equities

As a part of some of the credit facilities, the Fund receives direct equity in the private investments or operating companies of the borrower via common stock shares, warrants, or profit sharing instruments. The Fund has determined to value its investments in direct equities through a discounted cash flow or market approach method as of January 31, 2024. Investments in direct equities are categorized in Level 3 of the fair value hierarchy.

(c)	Fair Value – Hierarchy

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of January 31, 2024. Assets valued using NAV as a practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals in the Statement of Assets and Liabilities:

Variant Alternative Income Fund

Notes to Consolidated Financial Statements

January 31, 2024 (continued)

Investments	Level 1	Level 2	Level 3	Investments Valued at Net Asset Value	Total
Private Investment Companies	$-	$-	$-	$726,280,014	$726,280,014
Credit Facilities	-	-	1,897,592,154	-	1,897,592,154
Special Purpose Vehicles	-	-	69,062,073	129,068,965	198,131,038
Direct Equities	-	-	5,193,706	-	5,193,706
Warrants			4,474,412		4,474,412
Short-Term Investments	78,977,531	-	-	-	78,977,531
Total Investments	$78,977,531	$-	$1,976,322,345	$855,348,979	$2,910,648,855
Other Financial Instruments[1]
Futures Contracts	$(1,156,418)	$-	$-	$-	$(1,156,418)
Total Assets	$77,821,113	$-	$1,976,322,345	$855,348,979	$2,909,492,437

[1]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(d) Fair Value – Changes in Level 3 Measurements

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the nine months ended January 31, 2024:

	Credit Facilities	Special Purpose Vehicles	Direct Equities	Warrants
April 30, 2023	$1,411,380,108	$79,096,321	$5,614,288	$3,477,714
Realized gains (losses)	-	-	-	-
Unrealized gains (losses)	522,548	(5,885,356)	(92,624)	668,740
Transfers Into Level 3	-	-	-	-
Transfers Out of Level 3	-	-	-	-
Recategorized	-	-	(327,958)	327,958
Purchases	828,388,110	6,418,563	-	-
Sales	(342,698,612)	(10,567,455)	-	-
January 31, 2024	$1,897,592,154	$69,062,073	$5,193,706	$4,474,412
Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at January 31, 2024	10,295,137	(14,240,620)	-	-

Variant Alternative Income Fund

Notes to Consolidated Financial Statements

January 31, 2024 (continued)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of January 31, 2024.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average (1)	Impact on Valuation from an increase in input
Credit Facilities	1,897,592,154	Market Approach Income Approach	Recent transaction price Ownership % Multiple Recovery % Interest rate Discount rate	N/A 44.94% 8.00x 25.00%-100.00% 8.68% - 12.50% 9.75% - 13.00%	N/A N/A N/A 60.62% 10.69% 12.14%	Increase Increase Increase Increase Decrease Decrease
Special Purpose Vehicles	69,062,073	Market Approach	Capitalization Rate	4.85%-5.25%	5.11%	Decrease
Direct Equities	5,193,706	Income Approach Market Approach	Discount Rate Growth Rate Market Multiple Ownership % Discount Rate Loan Loss Reserve Market Multiple Market Valuation Ownership % Price Per Share Strike Price	20.00% 3.00% 8.15x 1.95% 15.00% - 30.00% 6.00% 10.00x - 20.00x $50,000,000 1.33% $3.48 EUR 200	N/A N/A N/A N/A 20.03% N/A N/A N/A N/A N/A N/A	Decrease Increase Increase Increase Decrease Increase Decrease Increase Increase Increase Increase
Warrants	4,474,412	Income Approach Market Approach	Discount Rate Growth Rate Ownership % Agent Fee % Discount Rate Market Mutiple Market Valuation Ownership % Price Per Share Agent Fee	65.00% 5.00% 8.00% 15.00% 15.00% - 25.00% 10.00x $17,500,000 - $18,885,500 0.60% - 15.00% $20.53 15.00%	N/A N/A N/A NA 20.00% N/A $18,787,886 11.72% N/A N/A	Decrease Increase Increase Decrease Decrease Increase Increase Increase Increase Decrease

(1)	Unobservable inputs were weighted by the fair value of the instruments as of the nine months ended January 31, 2024